MASSACHUSETTS INVESTORS GROWTH STOCK FUND#
                         MASSACHUSETTS INVESTORS TRUST#
                                MFS(R) BOND FUND#
                       MFS(R) CAPITAL OPPORTUNITIES FUND#
                            MFS(R) CASH RESERVE FUND
                             MFS(R) CORE GROWTH FUND
                          MFS(R) EMERGING GROWTH FUND#
                        MFS(R) EMERGING MARKETS DEBT FUND
                       MFS(R) EMERGING MARKETS EQUITY FUND
                       MFS(R) EMERGING OPPORTUNITIES FUND
                           MFS(R) EUROPEAN EQUITY FUND
                         MFS(R) FUNDAMENTAL GROWTH FUND
                        MFS(R) GEMINI LARGE CAP U.S. FUND
                             MFS(R) GEMINI U.K. FUND
                       MFS(R) GLOBAL ASSET ALLOCATION FUND
                     MFS(R) GLOBAL CONSERVATIVE EQUITY FUND
                           MFS(R) GLOBAL EQUITY FUND#
                           MFS(R) GLOBAL GROWTH FUND#
                       MFS(R) GLOBAL HEALTH SCIENCES FUND
                      MFS(R) GLOBAL TELECOMMUNICATIONS FUND
                         MFS(R) GLOBAL TOTAL RETURN FUND
                     MFS(R) GOVERNMENT LIMITED MATURITY FUND
                            MFS(R) MONEY MARKET FUND
                       MFS(R) GOVERNMENT MONEY MARKET FUND
                         MFS(R) GOVERNMENT MORTGAGE FUND
                        MFS(R) GOVERNMENT SECURITIES FUND
                        MFS(R) GROWTH OPPORTUNITIES FUND
                             MFS(R) HIGH INCOME FUND
                          MFS(R) HIGH QUALITY BOND FUND
                             MFS(R) HIGH YIELD FUND
                      MFS(R) HIGH YIELD OPPORTUNITIES FUND
                               MFS(R) INCOME FUND
                 MFS(R) INTERMEDIATE INVESTMENT GRADE BOND FUND
                          MFS(R) INTERNATIONAL ADR FUND
                      MFS(R) INTERNATIONAL CORE EQUITY FUND
                        MFS(R) INTERNATIONAL GROWTH FUND
                      MFS(R) INTERNATIONAL INVESTORS TRUST
                     MFS(R) INTERNATIONAL NEW DISCOVERY FUND
                   MFS(R) INTERNATIONAL STRATEGIC GROWTH FUND
                         MFS(R) INTERNATIONAL VALUE FUND
                            MFS(R) JAPAN EQUITY FUND
                          MFS(R) LARGE CAP GROWTH FUND
                           MFS(R) LARGE CAP VALUE FUND
                          MFS(R) LIMITED MATURITY FUND#
                           MFS(R) MANAGED SECTORS FUND
                 MFS(R) MASSACHUSETTS HIGH INCOME TAX FREE FUND
                           MFS(R) MID CAP GROWTH FUND#
                            MFS(R) MID CAP VALUE FUND
                          MFS(R) MULTI CAP GROWTH FUND
                           MFS(R) MUNICIPAL BOND FUND
                        MFS(R) MUNICIPAL HIGH INCOME FUND
                          MFS(R) MUNICIPAL INCOME FUND
                     MFS(R) MUNICIPAL LIMITED MATURITY FUND
                           MFS(R) NEW DISCOVERY FUND#
                            MFS(R) NEW ENDEAVOR FUND
                    MFS(R) NEW YORK HIGH INCOME TAX FREE FUND
                            MFS(R) RESEARCH BOND FUND
                              MFS(R) RESEARCH FUND#
                     MFS(R) RESEARCH GROWTH AND INCOME FUND
                       MFS(R) RESEARCH INTERNATIONAL FUND
                          MFS(R) STRATEGIC GROWTH FUND#
                          MFS(R) STRATEGIC INCOME FUND
                           MFS(R) STRATEGIC VALUE FUND
                             MFS(R) TECHNOLOGY FUND
                            MFS(R) TOTAL RETURN FUND#
                        MFS(R) UNION STANDARD EQUITY FUND
                              MFS(R) UTILITIES FUND
                                MFS(R) VALUE FUND
                            VERTEXSM CONTRARIAN FUND
                           VERTEXSM INTERNATIONAL FUND
                          MFS(R) MUNICIPAL STATE FUNDS:
                       AL, AR, CA, FL, GA, MD, MA, MS, NY,
                             NC, PA, SC, TN, VA, WV

               Supplement to the Current Statement of Additional
                        Information (the "SAI") Part II



# El presente Suplemento tambien se encuentra disponible en espanol. Solicite un ejemplar a un representante de servicio de MFS llamando al 1-800-225-2606. En el caso de discrepancias entre las versiones en ingles y en espanol, se considerara valida la version en ingles.

              TRUSTEES AND OFFICERS - IDENTIFICATION AND BACKGROUND

The following disclosure replaces current Appendix E in its entirety:

The Trustees and Officers of the Trust are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.)

--------------------------------------------- -------------------- --------------------- ---------------------------------------
                                                                                             Principal occupations & other
                                               Position(s) Held      Trustee/Officer      Directorships2 during the past five
            Name, Date of Birth                    with Fund              Since+                         years
--------------------------------------------- -------------------- --------------------- ---------------------------------------
--------------------------------------------- -------------------- --------------------- ---------------------------------------

--------------------------------------------- -------------------- --------------------- ---------------------------------------
--------------------------------------------- -------------------- --------------------- ---------------------------------------
INTERESTED TRUSTEES
--------------------------------------------- -------------------- --------------------- ---------------------------------------
--------------------------------------------- -------------------- --------------------- ---------------------------------------
Jeffrey L. Shames*                            Chairman             October 1993          Massachusetts Financial Services
(born 06/02/55)                                                                          Company, Chairman and Chief Executive
                                                                                         Officer
--------------------------------------------- -------------------- --------------------- ---------------------------------------
--------------------------------------------- -------------------- --------------------- ---------------------------------------

--------------------------------------------- -------------------- --------------------- ---------------------------------------
--------------------------------------------- -------------------- --------------------- ---------------------------------------
John W. Ballen*                               Trustee              August 2001           Massachusetts Financial Services
(born 09/12/59)                                                                          Company, President and Director
--------------------------------------------- -------------------- --------------------- ---------------------------------------
--------------------------------------------- -------------------- --------------------- ---------------------------------------

--------------------------------------------- -------------------- --------------------- ---------------------------------------
--------------------------------------------- -------------------- --------------------- ---------------------------------------
Kevin J. Parke*                               Trustee              January 2002          Massachusetts Financial Services
(born 12/14/59)                                                                          Company, Chief Investment Officer,
                                                                                         Executive Vice President and Director
--------------------------------------------- -------------------- --------------------- ---------------------------------------
--------------------------------------------- -------------------- --------------------- ---------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------- -------------------- --------------------- ---------------------------------------
--------------------------------------------- -------------------- --------------------- ---------------------------------------
Lawrence H. Cohn, M.D.                        Trustee              August 1993           Brigham and Women's Hospital, Chief
(born 03/11/37)                                                                          of Cardiac Surgery; Harvard Medical
                                                                                         School, Professor of Surgery
--------------------------------------------- -------------------- --------------------- ---------------------------------------
--------------------------------------------- -------------------- --------------------- ---------------------------------------

--------------------------------------------- -------------------- --------------------- ---------------------------------------
--------------------------------------------- -------------------- --------------------- ---------------------------------------
The Hon. Sir J. David Gibbons, KBE            Trustee              October 1993          Edmund Gibbons Limited (diversified
(born 06/15/27)                                                                          holding company), Chief Executive
                                                                                         Officer; Colonial Insurance Company
                                                                                         Ltd., Director and Chairman; Bank of
                                                                                         Butterfield, Chairman (until 1997)
--------------------------------------------- -------------------- --------------------- ---------------------------------------
--------------------------------------------- -------------------- --------------------- ---------------------------------------

--------------------------------------------- -------------------- --------------------- ---------------------------------------
--------------------------------------------- -------------------- --------------------- ---------------------------------------
William R. Gutow                              Trustee              July 1994             Private investor and real estate
(born 09/27/41)                                                                          consultant; Capitol Entertainment
                                                                                         Management Company (video franchise),
                                                                                         Vice Chairman
--------------------------------------------- -------------------- --------------------- ---------------------------------------
--------------------------------------------- -------------------- --------------------- ---------------------------------------

--------------------------------------------- -------------------- --------------------- ---------------------------------------
--------------------------------------------- -------------------- --------------------- ---------------------------------------
J. Atwood Ives                                Trustee              February 1992         Private investor; KeySpan Corporation
(borne 05/01/36)                                                                         (energy related services), Director;
                                                                                         Eastern Enterprises (diversified
                                                                                         services company), Chairman, Trustee
                                                                                         and Chief Executive Officer (until
                                                                                         November 2000)
--------------------------------------------- -------------------- --------------------- ---------------------------------------
--------------------------------------------- -------------------- --------------------- ---------------------------------------

--------------------------------------------- -------------------- --------------------- ---------------------------------------
--------------------------------------------- -------------------- --------------------- ---------------------------------------
Abby M. O'Neill                               Trustee              October 1992          Private investor; Rockefeller
(born 04/27/28)                                                                          Financial Services, Inc. (investment
                                                                                         advisers), Chairman and Chief
                                                                                         Executive Officer
--------------------------------------------- -------------------- --------------------- ---------------------------------------

--------------------------
+ Date first appointed to serve as Trustee/Officer of an MFS fund. Each Trustee has served continuously since appointment.
2 Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., "public companies").
* "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act) which is the principal federal law governing investment companies like the fund. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.

--------------------------------------------- -------------------- --------------------- ---------------------------------------
                                                                                             Principal occupations & other
                                               Position(s) Held      Trustee/Officer      Directorships2 during the past five
            Name, Date of Birth                    with Fund              Since+                         years
--------------------------------------------- -------------------- --------------------- ---------------------------------------
--------------------------------------------- -------------------- --------------------- ---------------------------------------
Lawrence T. Perera                            Trustee              July 1981             Hemenway & Barnes (attorneys), Partner
(born 06/23/35)
--------------------------------------------- -------------------- --------------------- ---------------------------------------
--------------------------------------------- -------------------- --------------------- ---------------------------------------

--------------------------------------------- -------------------- --------------------- ---------------------------------------
--------------------------------------------- -------------------- --------------------- ---------------------------------------
William J. Poorvu                             Trustee              August 1982           Harvard University Graduate School of
(born 04/10/35)                                                                          Business Administration, Adjunct
                                                                                         Professor; CBL & Associates
                                                                                         Properties, Inc. (real estate
                                                                                         investment trust), Director; The
                                                                                         Baupost Fund (a mutual fund), Vice
                                                                                         Chairman and Trustee
--------------------------------------------- -------------------- --------------------- ---------------------------------------
--------------------------------------------- -------------------- --------------------- ---------------------------------------

--------------------------------------------- -------------------- --------------------- ---------------------------------------
--------------------------------------------- -------------------- --------------------- ---------------------------------------
J. Dale Sherratt                              Trustee              August 1993           Insight Resources, Inc. (acquisition
(born 09/23/38)                                                                          planning specialists), President;

                                                                                         Wellfleet Investments (investor in health
                                                                                         care companies), Managing General Partner
                                                                                         (since 1993); Paragon Trade Brands, Inc.
                                                                                         (disposable consumer products), Director;
                                                                                         Cambridge Nutraceuticals professional
                                                                                         nutritional products), Chief Executive
                                                                                         Officer (until May 2001)
--------------------------------------------- -------------------- --------------------- ---------------------------------------
--------------------------------------------- -------------------- --------------------- ---------------------------------------

--------------------------------------------- -------------------- --------------------- ---------------------------------------
--------------------------------------------- -------------------- --------------------- ---------------------------------------
Elaine R. Smith                               Trustee              February 1992         Independent health care industry
(born 04/25/46)                                                                          consultant
--------------------------------------------- -------------------- --------------------- ---------------------------------------
--------------------------------------------- -------------------- --------------------- ---------------------------------------

--------------------------------------------- -------------------- --------------------- ---------------------------------------
--------------------------------------------- -------------------- --------------------- ---------------------------------------
Ward Smith                                    Trustee              October 1992          Private investor; Sundstrand
(born 09/13/30)                                                                          Corporation (manufacturer of highly
                                                                                         engineered products for industrial
                                                                                         and aerospace applications), Director
                                                                                         (until June 1999)
--------------------------------------------- -------------------- --------------------- ---------------------------------------
--------------------------------------------- -------------------- --------------------- ---------------------------------------

--------------------------------------------- -------------------- --------------------- ---------------------------------------
--------------------------------------------- -------------------- --------------------- ---------------------------------------
OFFICERS
--------------------------------------------- -------------------- --------------------- ---------------------------------------
--------------------------------------------- -------------------- --------------------- ---------------------------------------
Jeffrey L. Shames*                            President            January 1999          Massachusetts Financial Services
(born 06/02/55)                                                                          Company, Chairman and Chief Executive
                                                                                         Officer
--------------------------------------------- -------------------- --------------------- ---------------------------------------
--------------------------------------------- -------------------- --------------------- ---------------------------------------

--------------------------------------------- -------------------- --------------------- ---------------------------------------
--------------------------------------------- -------------------- --------------------- ---------------------------------------
James R. Bordewick, Jr. *                     Assistant            September 1990        Massachusetts Financial services
(born 03/06/59)                               Secretary and                              Company, Senior Vice President and
                                              Assistant Clerk                            Associate General Counsel
--------------------------------------------- -------------------- --------------------- ---------------------------------------
--------------------------------------------- -------------------- --------------------- ---------------------------------------

--------------------------------------------- -------------------- --------------------- ---------------------------------------
--------------------------------------------- -------------------- --------------------- ---------------------------------------
Mark E. Bradley*                              Assistant Treasurer  April 1997            Massachusetts Financial Services
(born 11/23/59)                                                                          Company, Vice President
--------------------------------------------- -------------------- --------------------- ---------------------------------------
--------------------------------------------- -------------------- --------------------- ---------------------------------------

--------------------------------------------- -------------------- --------------------- ---------------------------------------
--------------------------------------------- -------------------- --------------------- ---------------------------------------
Stephen E. Cavan*                             Secretary and Clerk  December 1989         Massachusetts Financial Services
(born 11/06/53)                                                                          Company, Senior Vice President,
                                                                                         General Counsel and Secretary
--------------------------------------------- -------------------- --------------------- ---------------------------------------

--------------------------
+ Date first appointed to serve as Trustee/Officer of an MFS fund. Each Trustee has served continuously since appointment.
2 Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., "public companies").
* "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act) which is the principal federal law governing investment companies like the fund. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.

--------------------------------------------- -------------------- --------------------- ---------------------------------------
                                                                                             Principal occupations & other
                                               Position(s) Held      Trustee/Officer      Directorships2 during the past five
            Name, Date of Birth                    with Fund              Since+                         years
--------------------------------------------- -------------------- --------------------- ---------------------------------------
-------------------------------------------- -------------------- --------------------- ---------------------------------------
--------------------------------------------- -------------------- --------------------- ---------------------------------------
Robert R. Flaherty*                           Assistant Treasurer  August 2000           Massachusetts Financial Services
(born 09/18/63)                                                                          Company, Vice President (since August
                                                                                         2000); UAM Fund Services, Senior Vice
                                                                                         President (prior to August 2000)
--------------------------------------------- -------------------- --------------------- ---------------------------------------
--------------------------------------------- -------------------- --------------------- ---------------------------------------

--------------------------------------------- -------------------- --------------------- ---------------------------------------
--------------------------------------------- -------------------- --------------------- ---------------------------------------
Ellen Moynihan*                               Assistant Treasurer  April 1997            Massachusetts Financial Services
(born 11/13/57)                                                                          Company, Vice President
--------------------------------------------- -------------------- --------------------- ---------------------------------------
--------------------------------------------- -------------------- --------------------- ---------------------------------------

--------------------------------------------- -------------------- --------------------- ---------------------------------------
--------------------------------------------- -------------------- --------------------- ---------------------------------------
James O. Yost*                                Assistant Treasurer  September 1990        Massachusetts Financial Services
(born 06/12/60)                                                                          Company, Senior Vice President
--------------------------------------------- -------------------- --------------------- ---------------------------------------

--------------------------
+ Date first appointed to serve as Trustee/Officer of an MFS fund. Each Trustee has served continuously since appointment.
2 Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., "public companies").
* "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act) which is the principal federal law governing investment companies like the series/the fund. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.

         The Trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. This means that each Trustee will be elected to hold office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Each officer will hold office until his or her successor is chosen and qualified, or until he or she retires, resigns or is removed from office.

         Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 117 funds within the MFS Family of Funds.


     The date of this Supplement is March 1, 2002 as revised March 5, 2002.